Filed pursuant to Rule 497(e)

Registration Nos. 333-227298; 811-23377

Acruence Active Hedge U.S. Equity ETF

(the “Fund”)

(XVOL)

Listed on Cboe BZX Exchange, Inc.

October 28, 2025

Supplement to the

Prospectus and Statement of Additional Information (“SAI”),

each dated July 31, 2025

Effective immediately, all references in the Prospectus and SAI to the address of Acruence Capital, LLC, the Fund’s investment sub-adviser, are hereby deleted and replaced with the following address:

4851 LBJ Freeway, Suite 850
Dallas, Texas 75244

Please retain this Supplement for future reference.